INVENTORIES - Additional information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) t	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Inventory
Inventory Write-down	$ 3,379,600	$ 0	$ 0
Net realizable value of inventories	$ 250,728,260	$ 243,295,512
Xinjiang Deyuan
Inventory
Tons of source plasma expected to go obsolete | t	19
Write-down of inventories (as a percent)	100.00%
Net realizable value of inventories	$ 0